CAPSTONE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Growth Fund, Inc.for the period ended April 30, 1999.


                                ECONOMIC OVERVIEW

Economic growth continues to be strong. The primary source of growth in the U.S. economy is the consumer. Capital expenditures by corporations continue to grow at a positive rate but not as strong as we have seen in recent years, while the export sector continues to languish due to the strong dollar. After dipping briefly last fall in the wake of the slide in the stock market, consumer confidence rebounded back above the 130 level. Within the confidence survey, 48% of the respondents described jobs as "plentiful." Retail sales were brisk through the first two months of 1999, rising 1.0% in January and 0.9% in February. Some of the strength in retail sales can be attributed to the IRS, many early taxpayers received a larger refund this year as a consequence of the new $400 per child tax credit. Many consumers also received their refunds earlier as the number of electronic filings was running 23% ahead of last year. The most recent employment report was "mixed"; only 46,000 new jobs were created in March (well below the pace of recent months), but the unemployment rate dropped to 4.2% (the lowest level since February of 1970). One bit of bad news for consumers was the rise in oil prices as OPEC reached an agreement to cut production by 2.1 million barrels per day. Oil prices are now up 55% from the mid-December lows.

While we usually refer to the much broader S&P 500 Index when we try to assess the market's performance, much has been written recently about the move in the Dow Jones Industrial Average above the 10,000 mark. A historical look at the move through 1,000 may provide an important lesson for investors who have grown accustomed to a market that seems to "bust through milestones" with such ease. In February of 1966 the Dow came within 5 points of the 1,000 level; it finally broke through the 1,000 level for the first time 81 months later in November of 1972. During the ten-year period of 1973-1982 there were five years in which the Dow never closed above 1,000. It was not until December 16th of 1982 that the Dow closed below 1,000 for the last time, just over ten years from the time that it first crossed that barrier. We recount this historical lesson not to issue a warning that equities are overvalued in the current environment, but rather to remind investors that long-term expectations should incorporate the possibility of less stellar returns over the investment horizon.


                             EQUITY MARKET OVERVIEW

Looking into the remainder of 1999, we continue to be cautiously optimistic that the year will be one of positive returns, but nothing approaching the over 30% annualized compound return for the four years ended 1998. While the environment for equities for the foreseeable future remains positive, it is less positive than in prior years. Valuation, the earnings outlook, the course of interest rates, the possibility that inflation has bottomed out, and a recrudescence of armed conflict in Europe, all point to a less ebullient market than we have seen in recent years.

Of all the factors mentioned, the one to which we believe investors should pay the greatest attention is inflation. Those of us (such as your portfolio manager) who are old enough to remember when the Wall Street Journal was published in one section, or worse yet, when the family bought its first television set (ours was a Motorola), have a real appreciation of price stability and fear of inflation. Table I below indicates how inflation can deliver a double hit to equity investors. The most obvious one is that it reduces the purchasing power of any gains that the investor might enjoy. Over the past 50 years, the best example of this worst case is the decade of the 70's when the return before inflation of 3.2% was swamped by a 6.7% inflation rate, resulting in a negative real return for the decade of 3.5%. In addition, inflation and the policy adjustments required to fight it introduces uncertainty into the investment decision which results in lower actual returns. As illustrated on Table I, an inflation rate which is low but moving up is associated with lower annualized returns, while an inflation rate that is high and moving down is associated with higher annualized returns.

For now, signs of inflation are hard to find with some indicators of more rapid inflation offset by others showing the opposite.

                                                      CAPSTONE GROWTH FUND, INC.
--------------------------------------------------------------------------------


                                 Table I

                       Annualized         Annualized
                         S&P 500           Inflation        Real
   Decade                Return              Rate          Return
   -------             --------------------------------------------
    1950's                20.1%                1.9%           18.2%
    1960's                10.0                 2.1             7.9
    1970's                 3.2                 6.7            -3.5
    1980's                16.3                 5.9            10.4
    1990's                19.2                 3.1            16.1


If you have any questions please feel free to contact us at (800) 262-6631. We thank you for your continued support.



Sincerely,



------------------------------
Dan Watson,
President and Portfolio Manager

 This publication must be accompanied or preceded by a current prospectus for Capstone Growth Fund, Inc.

                                                      CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Market
                                                                                           Value             Percentage of
COMMON STOCKS (99.68%)                                                    Shares        (Note 1-A)            Net Assets
                                                                          ----------------------------------------------
COMMERCIAL SERVICES (1.48%)
McGraw Hill Company, Incorporated                                        11,760         $  649,740               0.77%
Viacom Class B                                                           14,760            603,315               0.71%
                                                                                         ----------             ------
                                                                                         1,253,055               1.48%


CONSUMER DURABLES (1.91%)
Ford Motor Company                                                       13,350            853,566               1.01%
General Motors Corporation                                                8,570            762,194               0.90%
                                                                                         ----------             ------
                                                                                         1,615,760               1.91%


CONSUMER NON-DURABLES (5.54%)
Anheuser Busch Cos., Incorporated                                         7,300            533,812               0.63%
Colgate                                                                   5,300            542,919               0.64%
General Mills Incorporated                                                7,070            516,994               0.61%
Philip Morris Cos., Incorporated                                         22,900            802,931               0.95%
Proctor & Gamble Company                                                 12,890          1,209,243               1.43%
Quaker Oats Company                                                       8,060            520,374               0.62%
Wm. Wrigley Jr. Company                                                   6,260            555,184               0.66%
                                                                                         ----------             ------
                                                                                         4,681,457               5.54%


CONSUMER SERVICES (4.02%)
Gannett Co., Incorporated                                                10,510            744,239               0.88%
McDonalds Corporation                                                    24,100          1,021,238               1.21%
Mediaone Group Inc.                                                       7,350            599,484               0.71%
Time Warner, Inc.                                                        14,720          1,030,400               1.22%
                                                                                         ----------             ------
                                                                                         3,395,361               4.02%


ELECTRONIC TECHNOLOGY (11.06%)
Cisco Systems (a)                                                        13,502          1,540,072               1.82%
Dell Computer Corporation                                                20,820            857,524               1.01%
Hewlett-Packard Company                                                  12,550            989,881               1.17%
Intel Corporation                                                        26,740          1,636,154               1.93%
International Business Machines                                           7,720          1,614,927               1.91%
Lucent Technology                                                        23,120          1,390,090               1.64%
Motorola, Incorporated                                                    9,410            753,976               0.89%
Texas Instruments, Inc.                                                   5,740            586,197               0.69%
                                                                                         ----------             ------
                                                                                         9,368,821              11.06%



                                                                                                CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                                           Value             Percentage of
                                                                          Shares        (Note 1-A)            Net Assets

ENERGY MINERALS (7.99%)
ALCOA                                                                    15,420         $  959,895               1.14%
Coastal Corporation                                                      17,340            663,255               0.78%
Columbia Energy Group                                                    12,030            578,192               0.68%
Dupont De Nemours & Company                                              16,020          1,131,412               1.34%
Mobil Corporation                                                        20,120          2,107,570               2.49%
J.P. Morgan & Company                                                     5,790            780,203               0.92%
Oneok, Incorporated                                                      19,260            538,076               0.64%
                                                                                         ----------              -----
                                                                                         6,758,603               7.99%


FINANCE (17.48%)
American Express Corporation                                              6,580            859,924               1.02%
American International Group                                             10,155          1,192,578               1.41%
Associates First Capital Class A                                         10,500            465,281               0.55%
BB & T Corporation                                                       23,000            918,563               1.09%
Bank One Corporation                                                     12,544            740,096               0.88%
Chase Manhattan Corporation                                               9,940            822,535               0.97%
Citigroup, Inc.                                                          23,815          1,792,079               2.12%
Comerica Incorporated                                                     7,635            496,752               0.59%
Federal Home Loan Mortgage Corporation                                   10,350            649,462               0.77%
Federal National Mortgage Association                                    11,160            791,663               0.94%
First Union Corporation                                                  11,260            623,522               0.74%
Fleet Financial Group Incorporated                                       14,180            610,626               0.72%
Jefferson Pilot Company                                                   8,290            558,539               0.66%
Keycorp                                                                  13,960            431,888               0.51%
MBIA Incorporated                                                        10,740            722,265               0.85%
Merrill Lynch & Company, Incorporated                                     4,500            377,719               0.45%
Morgan Stanley, Dean Witter & Company                                     7,120            706,215               0.84%
Schwab Charles Cp New                                                     3,360            368,760               0.44%
State Street Corp                                                         5,330            466,375               0.55%
Transamerica Corporation                                                  6,690            476,663               0.56%
Wells Fargo & Company                                                    15,900            686,681               0.82%
                                                                                         ----------             ------
                                                                                        14,758,186              17.48%


HEALTH TECHNOLOGY (11.39%)
Abbott Labs                                                              19,220            930,969               1.10%
American Home Products Corporation                                       15,440            941,840               1.11%
Amgen, Incorporated                                                       6,990            429,448               0.51%
Bristol-Myers Squibb Company                                             17,540          1,114,886               1.32%
Johnson & Johnson                                                        12,530          1,221,675               1.44%
Lilly Eli & Company                                                      10,020            737,722               0.87%
Medtronic, Incorporated                                                   6,210            446,732               0.53%
Merck & Company                                                          19,760          1,388,140               1.64%
Pfizer, Incorporated                                                      9,990          1,149,474               1.36%
Schering-Plough Corporation                                              15,420            744,979               0.88%
Warner Lambert Company                                                    7,840            532,630               0.63%
                                                                                         ----------             ------
                                                                                         9,638,495              11.39%




                                                                                                CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                                           Value             Percentage of
                                                                          Shares        (Note 1-A)            Net Assets

PRODUCER MANUFACTURING (11.29%)
Allied Signal Inc.                                                        8,790         $  516,413               0.61%
Boeing Company                                                           12,990            527,719               0.62%
Emerson Electric Company                                                 11,550            744,975               0.88%
FMC Corporation                                                          10,920            709,800               0.84%
General Electric Company                                                 24,760          2,612,180               3.09%
Honeywell, Incorporated                                                   5,070            480,383               0.57%
Kimberly-Clark Corporation                                               11,820            724,714               0.86%
Ppg Industries, Incorporated                                             11,560            750,677               0.89%
Raytheon Company                                                          7,570            531,793               0.63%
Tyco International                                                        9,550            775,937               0.92%
Weyerhaeuser Company                                                      9,148            614,059               0.73%
Xerox Corporation                                                         9,320            547,550               0.65%
                                                                                         ----------              -----
                                                                                         9,536,200              11.29%


RETAIL TRADE (5.73%)
Dayton Hudson Corporation                                                 8,950            602,447               0.71%
Gap, Incorporated                                                         8,525            567,445               0.67%
Home Depot, Incorporated                                                 15,750            944,016               1.12%
May Department Stores Co.                                                12,390            493,277               0.58%
Sears, Roebuck & Company                                                  9,620            442,520               0.52%
Wal-Mart Stores, Incorporated                                            39,160          1,801,360               2.13%
                                                                                         ----------             ------
                                                                                         4,851,065               5.73%


TECHNOLOGY SERVICES (8.77%)
America Online, Incorporated                                              8,360          1,193,390               1.41%
EMC Corporation                                                           5,200            566,475               0.67%
First Data Corporation                                                   15,340            650,991               0.77%
Microsoft Corporation                                                    40,120          3,262,257               3.86%
Oracle Corporation                                                       18,810            509,046               0.60%
Sun Microsystems, Incorporated                                            8,400            502,425               0.59%
United Technologies Corporation                                           5,060            733,067               0.87%
                                                                                         ----------             ------
                                                                                         7,417,651               8.77%


TRANSPORTATION (0.79%)
Burlington North/Santa Fe                                                18,240            668,040               0.79%




                                                                                                CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                                           Value             Percentage of
                                                                          Shares        (Note 1-A)            Net Assets

UTILITIES (12.23%)
AT&T Corporation                                                         25,680        $ 1,296,840               1.53%
Airtouch Communications, Incorporated (a)                                 7,300            681,637               0.81%
Ameritech Corporation                                                    10,180            696,694               0.82%
Bell Atlantic Corporation                                                17,840          1,028,030               1.22%
Bellsouth Corporation                                                    19,320            864,570               1.02%
Duke Power                                                               13,180            738,080               0.87%
Enron Corporation                                                        11,950            899,238               1.06%
GTE Corporation                                                          10,150            679,416               0.80%
MCI Worldcom, Incorporated                                               14,640          1,203,225               1.42%
Northern Telecom Ltd.                                                    10,080            699,930               0.83%
SBC Communications, Incorporated                                         16,380            917,280               1.08%
Sprint Corporation (Fon Group)                                            6,300            646,144               0.77%
                                                                                         ----------             ------
                                                                                        10,351,084              12.23%


TOTAL COMMON STOCK (Cost $58,418,366)                                                   84,293,778              99.68%

                                                                       Par Value


CASH EQUIVALENTS (0.02%)
Aim Prime Money Market (Cost $14,986)                                   $14,986             14,986                0.02%
                                                                                         ----------              ------

            TOTAL INVESTMENTS (Cost $58,433,352)                                        84,308,764               99.70%
            OTHER ASSETS, LESS LIABILITIES                                                 255,560                0.30%
                                                                                         ----------             -------
            NET ASSETS                                                                 $84,564,324              100.00%
                                                                                         ==========             =======


(a) Non-income producing security


                 See Accompanying Notes to Financial Statements

                                                                                                CAPSTONE GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------


ASSETS:

         Investments in securities at market value (identified cost $58,433,352)(Note 1A)                     $ 84,308,764
         Cash                                                                                                      346,045
         Receivable for capital stock sold                                                                             106
         Dividends receivable                                                                                       66,580
         Interest receivable                                                                                            60
         Prepaid expenses                                                                                            1,158
                                                                                                             -------------

              Total Assets                                                                                      84,722,713
                                                                                                             -------------


LIABILITIES:

         Payable for capital stock redeemed                                                                          4,748
         Accrued expenses                                                                                          153,641
                                                                                                             -------------

              Total Liabilities                                                                                    158,389
                                                                                                             -------------


NET ASSETS                                                                                                    $ 84,564,324
                                                                                                             =============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
($84,564,324 / 4,784,683 shares outstanding of $.001 par value, 200,000,000 shares authorized)                $      17.67
                                                                                                             =============


SOURCE OF NET ASSETS:

         Paid in capital                                                                                      $ 56,301,612
         Undistributed net investment income                                                                        31,230
         Accumulated net realized gain on investments                                                            2,356,070
         Net unrealized appreciation of securities                                                              25,875,412
                                                                                                             -------------


                                                                                                              $ 84,564,324
                                                                                                             =============

                 See Accompanying Notes to Financial Statements

                                                                                                CAPSTONE GROWTH FUND, INC.

STATEMENT OF OPERATIONS For The Six Months Ended April 30, 1999  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:

              Dividend income                                                                                   $  519,018
              Interest income                                                                                        1,227
                                                                                                              ------------
                  Total Investment Income                                                                          520,245

         Expenses:
              Advisory fees (Note 2)                                                                               274,769
              Distribution fees (Note 2)                                                                            98,990
              Transfer agent fees                                                                                   21,665
              Reports and notices to stockholders                                                                   28,277
              Audit fees                                                                                            17,284
              Legal fees                                                                                             1,543
              Directors' fees and expenses                                                                          12,174
              Custodian fees                                                                                         8,147
              Fund accounting fees                                                                                  14,776
              Registration and filing fees                                                                           7,708
              Miscellaneous                                                                                          6,997
                                                                                                              ------------

                  Total Expenses                                                                                   492,330
              Less: Custodian fees paid indirectly                                                                  (2,984)
                                                                                                              ------------
                  Net Expenses                                                                                     489,346

                      Net Investment Income                                                                         30,899
                                                                                                              ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

         Net realized gain from security transactions                                                            2,356,065
         Unrealized appreciation of investments:
              Beginning of period                                                             12,482,151
              End of period                                                                   25,875,412
                                                                                            ------------

              Net change in unrealized appreciation of investments                                              13,393,261
                                                                                                              ------------

              Net realized and unrealized gain on investments                                                   15,749,326
                                                                                                              ------------

                  Net increase in net assets resulting from operations                                         $15,780,225
                                                                                                              ============

                 See Accompanying Notes to Financial Statements

                                                                                                  CAPSTONE GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

                                                                                 Six Months Ended              Year Ended
                                                                                  April 30, 1999            October 31, 1998
                                                                                  --------------            ----------------
                                                                                    (Unaudited)
OPERATIONS:
     Net investment income                                                           $   30,899                 $  594,295
     Net realized gain on investments                                                 2,356,065                  3,124,664
     Net change in unrealized appreciation of investments                            13,393,261                  6,584,430
                                                                                   ------------               ------------
     Net increase in net assets resulting from operations                            15,780,225                 10,303,389


DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                             (580,198)                  (672,743)
     Net realized gain on investments                                                (3,107,229)               (15,329,188)
                                                                                   ------------               ------------
     Net decrease in net assets reulting from distributions                          (3,687,427)               (16,001,931)

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets resulting from capital share transactions (Note3)           932,104                  7,629,195
                                                                                   ------------               ------------
         Total increase in net assets                                                13,024,902                  1,930,653

NET ASSETS:
     Beginning of period                                                             71,539,422                 69,608,769
                                                                                   ------------               ------------
     End of period (including undistributed net investment income of
      $31,230 and $580,529 respectively)                                            $84,564,324                $71,539,422
                                                                                   ============               ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

     Capstone Growth Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) Valuation of Securities - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. Short-term obligations are valued at amortized cost.

B) Federal Income Taxes - No provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

C) Cash Equivalents - Funds on deposit in money market mutual fund accounts are considered to be a cash equivalent.

D) Futures Contracts - Initial margin deposits required upon entering into futures contracts are made by depositing cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

                                                     CAPSTONE GROWTH FUND, INC.

     The Fund may purchase or sell stock index futures contracts only as a hedge against changes in the value of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of the risks inherent in the ongoing management of the Fund. Futures contracts involve credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund's credit risk is minimized by entering only into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market. The Fund assumes the market risk which arises from any changes in securities values.

E) Use of Estimates - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F) Other - The Fund distributes its net investment income and net realized gains annually. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.


Note 2 - Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

     The Fund retains Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of .75% on the first $50 million and .60% on the next $150 million.

     Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly-owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

     The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse CAPCO for costs and expenses incurred with the distribution and marketing of shares of the Fund and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may reallocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. The Plan permits CAPCO to carry forward for a maximum of twelve months distribution expenses covered by the Plan for which CAPCO has not yet received reimbursement. For the six months ended April 30, 1999, the Fund paid $98,990 in 12b-1 fees. Of this amount approximately 3.0% was paid to Service Organizations other than CAPCO.

     The Fund's Custodian provided credits during the period in the amount of $2,984 against custodian charges based on the uninvested cash balances of the Fund.

     Certain officers and directors of the Fund who are also officers and directors of the Adviser, the Distributor or CFS, received no compensation from the Fund. During the six months ended April 30, 1999, directors of the Fund who are not "interested persons" received directors' fees of $3,000.

                                                      CAPSTONE GROWTH FUND, INC.

Note 3 - Capital Stock

     At April 30, 1999 there were 4,784,683 shares outstanding. Transactions in capital stock were as follows:




                                                                   Six Months Ended                   Year Ended
                                                                    April 30, 1999                 October 31, 1998
                                                                 Shares           Amount         Shares          Amount
Shares sold                                                     293,105       $4,900,132        471,488     $ 7,234,565
Shares issued to shareholders in reinvestment
  of distributions                                              201,768        3,127,404      1,008,093      13,951,999
                                                               --------      -----------     ----------     -----------
                                                                494,873        8,027,536      1,479,581      21,186,564
Shares redeemed                                                (423,491)      (7,095,432)      (920,777)    (13,557,369)
                                                               --------      -----------     ----------     -----------
Net Increase                                                     71,382       $  932,104        558,804     $ 7,629,195
                                                               ========      ===========     ==========     ===========


Note 4 - Purchases and Sales of Securities

     Purchases and sales of securities other than U.S. Government securities and short-term investments aggregated $36,290,952 and $39,175,000 respectively. At April 30, 1999, the cost of investments for Federal income tax purposes was $58,433,352. Accumulated net unrealized appreciation on investments was $25,875,412 consisting of $26,474,512 gross unrealized appreciation and $599,100 gross unrealized depreciation.

                                                      CAPSTONE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                               Six
                                                             Months
                                                             Ended
                                                            April 30,                      Years Ended October 31,
------------------------------------------------------------------------------------------------------------------------------
                                                              1999         1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Per Share Data
Net asset value at beginning of period...............         $15.18      $16.76     $15.56      $13.82      $13.23     $14.43
                                                              ------      ------     ------      ------      ------     ------

Income from investment operations:
     Net investment income...........................           0.01        0.12       0.16        0.22        0.17       0.11
     Net realized and unrealized gain (loss).........           3.26        2.11       3.55        2.31        1.93      (0.23)
                                                              ------      ------     ------      ------      ------     ------
     Total from investment operations................           3.27        2.23       3.71        2.53        2.10      (0.12)
                                                              ------      ------     ------      ------      ------     ------

Less distributions from:
     Net investment income...........................          (0.12)      (0.16)     (0.22)      (0.06)      (0.16)     (0.13)
     Net realized gains..............................          (0.66)      (3.65)     (2.29)      (0.73)      (1.35)     (0.95)
                                                              ------      ------     ------      ------      ------     ------
     Total distributions.............................          (0.78)      (3.81)     (2.51)      (0.79)      (1.51)     (1.08)
                                                              ------      ------     ------      ------      ------     ------

Net asset value at end of period.....................         $17.67      $15.18     $16.76      $15.56      $13.82     $13.23
                                                              ======      ======     ======      ======      ======     ======

Total Return (%)(1)..................................          22.30%      15.51%     26.91%      19.27%      17.04%     (0.67)%
                                                              ======      ======     ======      ======      ======     ======


Ratios/Supplemental Data
Net assets at end of period (in thousands)...........        $84,564     $71,539    $69,609     $60,230     $85,324    $80,941

Ratio of total expenses to average net assets........           1.24%(2)    1.27%      1.25%       1.29%       1.31%      1.28%

Ratio of net investment income to average net assets.           0.08%(2)    0.81%      0.99%       1.31%       1.21%      0.78%

Portfolio turnover rate..............................             46%         93%       229%        173%        119%        12%




(1) Calculated without sales charge. Sales charge eliminated on August 21, 1995.
(2) Annualized.


                 See Accompanying Notes to Financial Statements

                           CAPSTONE GROWTH FUND, INC.
                           5847 San Felipe, Suite 4100
                              Houston, Texas 77057
                                 1-800-262-6631


                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                 April 30, 1999

--------------------------------------------------------------------------------


  DIRECTORS                             OFFICERS
-----------                            -----------
  Edward L. Jaroski                     Dan E. Watson
                                                 President
  James F. Leary
                                        Edward L. Jaroski
  John R. Parker                                 Executive Vice President

  Bernard J. Vaughan                    Linda G. Giuffre
                                                 Secretary/Treasurer


--------------------------------------------------------------------------------


  INVESTMENT ADVISER & ADMINISTRATOR    TRANSFER AGENT
 -----------------------------------   ----------------
  Capstone Asset Management Company     First Data Investor Services Group, Inc.
  5847 San Felipe                       3200 Horizon Drive
  Suite 4100                            P.O. Box 61503
  Houston, TX 77057                     King of Prussia, PA 19406-0903
                                        1-800-845-2340


  DISTRIBUTOR                           CUSTODIAN
 ------------                          -----------
  Capstone Asset Planning Company       Fifth Third Bank
  5847 San Felipe, Suite 4100           Fifth Third Center
  Houston, TX 77057                     38 Fountain Square Plaza
  1-800-262-6631                        Cincinnati, OH 45263


                                    AUDITORS
                                   ----------
                                    Briggs, Bunting & Dougherty, LLP
                                    Two Logan Square, Suite 2121
                                    Philadelphia, PA 19103-4901

                                Semiannual Report
                                 April 30, 1999

                                    CAPSTONE
                                     GROWTH
                                   FUND, INC.


                                   A Member Of
                               THE CAPSTONE GROUP
                                 of Mutual Funds

                               THE CAPSTONE GROUP
                                 OF MUTUAL FUNDS
--------------------------------------------------------------------------------

EQUITY

     O CAPSTONE GROWTH FUND, INC.

FIXED INCOME

     O CAPSTONE GOVERNMENT INCOME FUND

INTERNATIONAL/GLOBAL

     O CAPSTONE JAPAN FUND
     O CAPSTONE NEW ZEALAND FUND

             For more complete information about the Capstone Funds
           including charges and expenses, contact the Distributor at the address below to receive additional prospectuses.
            Please read it carefully before you invest or send money.


              This publication must be accompanied or preceded by a
                current prospectus for Capstone Growth Fund, Inc.


                         CAPSTONE ASSET PLANNING COMPANY
                           5847 San Felipe, Suite 4100
                              Houston, Texas 77057
                                 1-800-262-6631

                           CAPSTONE GROWTH FUND, INC.
                          5847 SAN FELIPE, SUITE 4100
                               HOUSTON, TX 77057